Inventories and Ore on Leach Pads - Schedule of inventory, Ore on leach pads (Details) $ in Thousands	Mar. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Amount
Ore on leach pads, current | $	$ 3,680	$ 10,106	$ 38,041
Ore on leach pads, non-current | $		0	7,243
Total | $	$ 3,680	$ 10,106	$ 45,284
Gold Ounces
Ore on leach pads, current | oz	2,693	7,130	21,869
Ore on leach pads, non-current | oz		0	4,164
Total | oz	2,693	7,130	26,033